Employee Benefit Plans - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits Disclosure [Line Items]
Minimum employment period for benefits	30 days
Postemployment benefits liability	$ 19.6	$ 22.3
Compensation, Percentage	100.00%
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period	$ 154.4	139.1	$ 148.9
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Total pretax intrinsic value of options exercised and restricted stock vested	$ 3.4	3.8	3.0
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	11.1
Equity Incentive Plan Twenty Fifteen
Employee Benefits Disclosure [Line Items]
Shares authorized	17.0
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions	$ 179.9	$ 159.2	$ 131.2
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%
Cash
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	40.00%
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	60.00%
Vesting tranche one | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	3 years
Vesting tranche two | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	4 years
Vesting tranche three | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	5 years
Common equities
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held	19.3